Net Loss per Share - Schedule of Securities Excluded from Computation of Net Loss per Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	13,987,001	13,915,626	13,885,396	13,400,708
Options to Purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	8,779,622	9,063,275	8,678,017	8,548,357
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities	5,207,379	4,852,351	5,207,379	4,852,351